Summary of Material Accounting Policies - Typical Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2024
Intellectual property rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Typical estimated useful lives of intangible assets	5	[1]
Intellectual property rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Typical estimated useful lives of intangible assets	10	[1]
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Typical estimated useful lives of intangible assets	4	[1]
Technology [member]
Disclosure of detailed information about intangible assets [Line Items]
Typical estimated useful lives of intangible assets	10
Condominium and golf club memberships [member]
Disclosure of detailed information about intangible assets [Line Items]
Typical estimated useful lives of intangible assets	Indefinite

[1]	(*1) Patent royalty (included in intellectual property rights) and software license are amortized over the useful lives considering the contract period.